INCOME TAXES - Principal components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Provision for doubtful accounts	$ 2,249	$ 2,165
Inventory	4,510	4,510
Prepaid expenses and other current assets	4,865	5,629
Property and equipment, net	124	124
Accrued payroll and welfare	119	107
Accrued liabilities	357	345
Advertising fee	6	5
Employee education fee	13	13
Net operating loss carry forwards	12,811	10,738
Total Deferred tax assets	25,054	23,636
Less: valuation allowance	$ (25,054)	$ (23,636)